Employee Benefits - Summary of Key Management Personnel Compensation (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Short-term employee benefits	$ 5,730,340	$ 6,626,354	$ 5,868,476
Post-employment benefits	155,086	88,396	63,805
Share-based payments	$ 3,114,043	5,697,529	$ 7,201,653
Bottom of range [member]
Statements [Line Items]
Short-term employee benefits		26,676
Post-employment benefits		10,881
Share-based payments		88,507
Top of range [member]
Statements [Line Items]
Short-term employee benefits		6,626,354
Post-employment benefits		88,396
Share-based payments		$ 5,697,529